Income Tax - Summary of Reconciliation of Expected Income Tax Benefit to Actual Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Profit / (Loss) before tax	€ (1,050.8)	€ (677.7)	€ 1,186.1
Expected tax credit	(330.0)	(186.8)	321.8
Effects
Deviation due to local tax basis	11.9	12.6	6.6
Deviation due to deviating income tax rate (Germany and foreign countries)	(17.1)	6.6	(0.1)
Change in valuation allowance	68.3	(16.4)	(14.3)
Effects from tax losses and tax credits	321.1	241.1	(66.5)
Change in deferred taxes due to tax rate change	2.7	9.1	(2.4)
Non-deductible expenses and other permanent differences	41.0	(49.1)	3.1
Non tax-effective income	(5.0)	(2.1)	(0.6)
Non tax-effective share-based payment expenses	(0.6)	(37.2)	7.7
Tax-effective equity transaction costs	(0.6)	0.0	0.0
Adjustment prior year taxes	(9.8)	0.0	5.5
Non-tax effective bargain purchase	0.0	0.0	0.0
Other effects	3.4	9.8	(5.0)
Income taxes	€ 85.3	€ (12.4)	€ 255.8
Effective tax rate	(8.10%)	1.80%	21.60%